Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities.
Accounts payable and accrued liabilities

10.Accounts payable and accrued liabilities

	December 31,	December 31,	January 1,
	2023	2022	2022
	$	$	$
Trade payables	195,814	1,293,807	323,961
Accrued liabilities	87,614	151,406	228,987
Total	283,428	1,445,213	552,948